Related Party Transactions (Tables)	9 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Loan transactions with directors, including their affiliates, and executive officers
A summary of loan transactions with directors, including their affiliates, and executive officers follows:

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Balance, Beginning of Year	$315,338	$356,345	$460,115
New Loans	5,364	7,798	43,620
Less Loan Payments	47,372	48,805	147,390
Balance, End of Year	$273,330	$315,338	$356,345